Cash and Cash Equivalents and Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents and Short-term Investments
Cash at bank and on hand	$ 129,968	$ 178,326
Bank deposits maturing in three months or less	153,621	134,952
Cash and cash equivalents	283,589	313,278
Bank deposits maturing over three months	602,747	317,718
Cash and cash equivalents and short-term investments	$ 886,336	$ 630,996
Minimum
Cash and Cash Equivalents and Short-term Investments
Maturities for short-term investments (in days)	91 days	91 days
Maximum
Cash and Cash Equivalents and Short-term Investments
Maturities for short-term investments (in days)	187 days	99 days